CONCENTRATIONS OF RISK	3 Months Ended
Mar. 31, 2015
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK
CONCENTRATIONS OF RISK
Financial instruments that potentially subject us to concentrations of credit risk consist of cash and accounts receivable. We maintain our cash in bank deposit accounts that frequently exceed federally insured limits. We have not experienced any losses in such accounts and do not believe we are exposed to any significant risk.
Accounts receivable primarily comprise amounts due for the gathering, treating and processing services we provide to our customers and also the sale of natural gas liquids resulting from our processing services. This industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that our customers may be similarly affected by changes in economic, industry or other conditions. We monitor the creditworthiness of our counterparties and can require letters of credit for receivables from counterparties that are judged to have substandard credit, unless the credit risk can otherwise be mitigated.
Counterparties accounting for more than 10% of total revenues were as follows:

	Three months ended March 31,
	2015	2014
Revenue:
Counterparty A - Piceance Basin	14%	17%
Counterparty B - Barnett Shale	*	10%
Counterparty C - Marcellus Shale	10%	*
Counterparty D - Piceance Basin	*	*
Counterparty E - Williston Basin – Gas	*	*
__________
* Less than 10%
Counterparties accounting for more than 10% of total accounts receivable were as follows:

	March 31,	December 31,
	2015	2014
Accounts receivable:
Counterparty A - Piceance Basin	14%	27%
Counterparty B - Barnett Shale	10%	*
Counterparty C - Marcellus Shale	12%	*
Counterparty D - Piceance Basin	11%	*
Counterparty E - Williston Basin – Gas	*	13%
__________
* Less than 10%